Filed pursuant to Rule 497

File No. 333-175624

Maximum Offering of 150,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 10 dated January 21, 2015

to

Prospectus dated April 30, 2014

This Supplement No. 10 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated April 30, 2014 (the “Prospectus”), Supplement No. 1 to the Prospectus dated July 11, 2014, Supplement No. 2 to the Prospectus dated August 6, 2014, Supplement No. 3 to the Prospectus dated August 28, 2014, Supplement No. 4 to the Prospectus dated October 2, 2014, Supplement No. 5 to the Prospectus dated October 9, 2014, Supplement No. 6 to the Prospectus dated November 13, 2014, Supplement No. 7 to the Prospectus dated December 3, 2014, Supplement No. 8 to the Prospectus dated January 2, 2015, and Supplement No. 9 to the Prospectus dated January 8, 2015.

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest.

Status of Our Offering and Investment Activity

On April 16, 2012, our registration statement, of which this prospectus forms a part, was declared effective by the Securities and Exchange Commission. Immediately following the effectiveness of our registration statement, we issued 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million. As a result, we broke escrow and commenced operations on April 17, 2012. Since commencing operations, we have raised a total of approximately $549 million, which includes the issuance of shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of January 16, 2015, we have combined proceeds, as well as a modest amount of leverage through our revolving credit facility with ING Capital LLC and a revolving credit facility with JPMorgan Chase through Alpine Funding LLC, our wholly-owned special purpose financing subsidiary, which we have used to invest $621 million across 80 positions, the details of which are listed below.

For the quarter ended December 31, 2014, we invested $120.5 million of principal in directly originated transactions across 10 new portfolio companies and $7 million of principal in syndicated transactions across 1 new portfolio company. As of December 31, 2014, the investment portfolio was comprised of $478.5 million of principal in directly originated transactions across 47 portfolio companies and $144.9 million of principal in syndicated transactions across 26 portfolio companies.

The table below shows our investment portfolio as of January 16, 2015. As of such date, the weighted average yield based upon original cost on our portfolio investments, including the yield on the equity component of the TRS, was approximately 9.8%. With respect to our directly held investments, and without regard to any position through our TRS, 11% of our income-bearing investment portfolio bore interest based on fixed rates, and 89% bore interest at floating rates, such as LIBOR or the Alternate Base Rate (“ABR”). The weighted average yield on income producing investments is computed based upon a combination of the cash flows to date and the contractual interest payments, principal amortization and fee notes due at maturity without giving effect to closing fees received, base management fees, incentive fees or general fund related expenses. Each floating rate loan uses LIBOR or ABR as its floating rate index. For each floating rate loan, the projected fixed-rate equivalent coupon rate used to forecast the interest cash flows was calculated by adding the interest rate spread specified in the relevant loan document to the fixed-rate equivalent LIBOR or ABR rate, duration-matched to the specific loan, adjusted by the LIBOR or ABR floor and/or cap in place on that loan.

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
AAR Intermediate Holdings, LLC	Oil and Gas	Senior Secured First Lien Term loans	3/30/2019	LIBOR + 12.000%, 1.000% Floor	$11.23	9/30/2014
AAR Intermediate Holdings, LLC	Oil and Gas	Senior Secured First Lien Term loans	6/30/2015	LIBOR + 12.000%, 1.000% Floor	1.01	9/30/2014
AAR Intermediate Holdings, LLC	Oil and Gas	Warrants	—	—	—	9/30/2014
Access Media 3 Inc.	Broadcasting and Entertainment	Senior Secured First Lien Term Loans	10/22/2018	10.000%	6.68	10/22/2013
ALG USA Holdings, Inc.	Leisure, Amusement, Motion Pictures, Entertainment	Senior Secured Second Lien Term Loans	2/28/2020	LIBOR + 9.000%, 1.250% Floor	2.00	2/28/2013
Allen Edmonds Corporation	Retail Stores	Senior Secured Second Lien Term Loans	5/27/2019	LIBOR + 9.00%, 1.000% Floor	7.00	11/26/2013
American Pacific Corporation	Chemicals, Plastics and Rubber	Senior Secured First Lien Term Loans	2/27/2019	LIBOR + 6.000%, 1.000% Floor	7.94	2/27/2014
Anaren, Inc.	Electronics	Senior Secured Second Lien Term Loans	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.00	2/27/2014
Ascensus Inc.	Finance	Senior Secured Second Lien Term Loans	12/2/2020	LIBOR + 8.00%, 1.000% Floor	4.00	11/12/2013
Associated Asphalt Partners LLC	Chemicals, Plastics, and Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	2.00	2/27/2013
Asurion Corporation	Insurance	Senior Secured Second Lien Term loans	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.00	12/18/2014
Atrium Innovations, Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	8/13/2021	LIBOR + 6.750%, 1.000% Floor	5.00	1/29/2014
Bennu Oil & Gas, LLC	Oil and Gas	Senior Secured Second Lien Term Loans	11/1/2018	LIBOR + 7.50%, 1.250% Floor	5.53	10/31/2013
Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term loans	7/18/2020	LIBOR + 6.750%, 1.000% Floor	14.57	8/5/2014
Brundage-Bone Concrete Pumping, Inc.	Buildings and Real Estate	Senior Secured First Lien Notes	9/1/2021	10.375%	7.50	8/18/2014
Charming Charlie Inc.	Retail Stores	Senior Secured First Lien Term Loans	12/24/2019	LIBOR + 8.00%, 1.000% Floor	8.95	12/18/2013
Collective Brands Finance Inc.	Retail Stores	Senior Secured Second Lien Term Loans	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.00	3/6/2014
Contmid Inc.	Automobile	Senior Secured Second Lien Term loans	10/25/2019	LIBOR + 9.000%, 1.000% Floor	14.32	7/24/2014
ConvergeOne Holdings Corp.	Telecommunications	Senior Secured Second Lien Term Loans	6/17/2021	LIBOR + 8.000%, 1.000% Floor	12.50	6/16/2014
Cornerstone Chemical Company	Chemicals, Plastics, and Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	2.50	3/4/2013
CP Opco, LLC	Leisure, Amusement, Motion Pictures, Entertainment	Senior Secured First Lien Term loans	9/30/2020	LIBOR + 6.750%, 1.000% Floor	8.00	9/30/2014
CRGT Inc.	Diversified/Conglomerate Service	Senior Secured First Lien Term loans	12/19/2020	LIBOR + 6.500%, 1.000% Floor	10.00	12/18/2014
Deltek, Inc.	Electronics	Senior Secured Second Lien Term Loans	10/10/2019	LIBOR + 8.750%, 1.250% Floor	3.00	10/10/2012
Drew Marine Partners LP	Cargo Transport	Senior Secured Second Lien Term Loans	5/19/2021	LIBOR + 7.00%, 1.000% Floor	10.00	12/10/2013
Dynamic Energy Services International LLC	Oil and Gas	Senior Secured First Lien Term Loans	3/6/2018	LIBOR + 8.500%, 1.000% Floor	9.63	3/3/2014
EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013
Encompass Digital Media, Inc.	Broadcasting and Entertainment	Senior Secured Second Lien Term Loans	6/6/2022	LIBOR + 7.750%, 1.000% Floor	1.50	6/3/2014
F.H.G. Corporation	Beverage, Food and Tobacco	Senior Secured First Lien Term Loans	4/18/2019	LIBOR + 9.500%, 1.000% Floor	15.00	4/28/2014
F.H.G. Corporation	Beverage, Food and Tobacco	Common Stock	—	—	—	4/28/2014
Flexera Software LLC	Electronics	Senior Secured Second Lien Term Loans	4/2/2021	LIBOR + 7.000%, 1.000% Floor	5.00	4/9/2014
Gastar Exploration USA, Inc.	Oil and Gas	Senior Secured Second Lien Notes	5/15/2018	8.625%	5.40	5/10/2013
Genex Holdings, Inc.	Insurance	Senior Secured Second Lien Term Loans	5/27/2022	LIBOR + 7.750%, 1.000% Floor	9.50	5/22/2014
Green Field Energy Services, Inc.	Oil and Gas	Senior Secured Second Lien Notes	11/15/2016	13.000%	0.77	5/23/2012
GTCR Valor Companies, Inc.	Electronics	Senior Secured First Lien Term Loans	5/30/2021	LIBOR + 5.000%, 1.000% Floor	7.97	5/22/2014
GTCR Valor Companies, Inc.	Electronics	Senior Secured Second Lien Term Loans	11/30/2021	LIBOR + 8.500%, 1.000% Floor	4.00	5/22/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
HBC Holdings LLC	Diversified/Conglomerate Service	Senior Secured First Lien Term loans	3/30/2020	LIBOR + 5.750%, 1.000% Floor	14.96	9/30/2014
Hill International Inc.	Buildings and Real Estate	Senior Secured First Lien Term loans	9/26/2020	LIBOR + 6.750%, 1.000% Floor	16.96	9/30/2014
Holland Acquisition Corp.	Oil and Gas	Senior Secured First Lien Term Loans	5/29/2018	LIBOR + 9.000%, 1.000% Floor	5.00	9/26/2013
Ignite Restaurant Group Inc.	Personal, Food, and Miscellaneous Services	Senior Secured First Lien Term loans	2/13/2019	LIBOR + 7.000%, 1.000% Floor	11.97	8/18/2014
Integra Telecom, Inc.	Telecommunications	Senior Secured Second Lien Term Loans	2/22/2020	LIBOR + 8.500%, 1.250% Floor	0.74	2/15/2013
Interface Security Systems, Inc.	Electronics	Senior Secured First Lien Notes	1/15/2018	9.250%	3.42	1/15/2013
IronGate Energy Services LLC	Oil and Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013
Isola USA Corp.	Electronics	Senior Secured First Lien Term Loans	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.87	1/24/2014
JAC Holding Corporation	Automobile	Senior Secured First Lien Notes	10/1/2019	11.500%	12.00	9/26/2014
Jordan Reses Supply Company	Healthcare, Education, and Childcare	Senior Secured Second Lien Term loans	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.00	10/24/2014
Kik Custom Products, Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	10/29/2019	LIBOR + 8.25%, 1.25% Floor	5.00	11/1/2013
Linc Energy Finance (USA), Inc.	Oil and Gas	Senior Secured Second Lien Notes	10/31/2017	12.500%	1.00	10/5/2012
Liquidnet Holdings, Inc.	Finance	Senior Secured First Lien Term Loans	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.83	5/3/2013
Livingston International, Inc.	Cargo Transport	Senior Secured Second Lien Term Loans	4/18/2020	LIBOR + 7.750%, 1.250% Floor	2.66	4/16/2013
LTCG Holdings Corp.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	6/6/2020	LIBOR + 5.000%, 1.000% Floor	3.90	6/5/2014
Miller Heiman Inc.	Diversified/Conglomerate Service	Senior Secured First Lien Term loans	9/30/2019	LIBOR + 5.750%, 1.000% Floor	24.69	8/8/2014
Nation Safe Drivers Holdings, Inc.	Insurance	Senior Secured Second Lien Term loans	9/29/2020	LIBOR + 8.000%, 2.000% Floor	18.24	9/29/2014
New Media Holdings II LLC	Printing and Publishing	Senior Secured First Lien Term loans	6/4/2020	LIBOR + 6.250%, 1.000% Floor	12.44	9/15/2014
Newpage Corporation	Containers, Packaging, and Glass	Senior Secured First Lien Term Loans	2/11/2021	LIBOR + 8.250%, 1.250% Floor	9.79	2/5/2014
Northern Lights Midco, LLC	Finance	Senior Secured First Lien Term loans	11/21/2019	LIBOR + 9.500%, 1.500% Floor	4.70	11/24/2014
Northstar Aerospace, Inc.	Aerospace and Defense	Senior Secured First Lien Notes	10/7/2019	10.250%	15.00	9/30/2014
OH Acquisition LLC	Finance	Senior Secured First Lien Term loans	8/29/2019	LIBOR + 6.250%, 1.000% Floor	7.48	9/5/2014
Omnitracs, Inc.	Electronics	Senior Secured Second Lien Term Loans	5/25/2021	LIBOR + 7.75%, 1.000% Floor	7.00	10/29/2013
Oxford Resource Partners, LP	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured First Lien Term loans	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3% PIK	11.86	12/31/2014
Pegasus Distribution, Inc.	Diversified/Conglomerate Service	Warrants	—	—	—	11/10/2014
Pegasus Distribution, Inc.	Diversified/Conglomerate Service	Senior Secured First Lien Term loans	11/10/2020	LIBOR + 9.000%, 1.500% Floor	19.52	11/10/2014
Pegasus Distribution, Inc.	Diversified/Conglomerate Service	Senior Secured First Lien Term loans	2/10/2018	LIBOR + 9.000%, 1.500% Floor PIK	3.63	11/10/2014
Reddy Ice Group, Inc.	Beverage, Food, and Tobacco	Senior Secured Second Lien Term Loans	10/1/2019	LIBOR + 9.500%, 1.250% Floor	2.00	3/28/2013
Response Team Holdings, LLC	Buildings and Real Estate	Senior Secured First Lien Term Loans	3/28/2019	LIBOR + 8.50%, 2.000% Floor, 1% PIK	15.22	3/28/2014
Response Team Holdings, LLC	Buildings and Real Estate	Preferred Equity	—	12% PIK	3.05	3/28/2014
Response Team Holdings, LLC	Buildings and Real Estate	Warrants	—	—	—	3/28/2014
School Specialty, Inc.	Healthcare, Education, and Childcare	Senior Secured First Lien Term Loans	6/11/2019	LIBOR + 8.500%, 1.000% Floor	10.90	5/29/2013
Sizzling Platter, LLC	Personal, Food, and Miscellaneous Services	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 7.500%, 1.000% Floor	15.00	4/28/2014
Survey Sampling Int. LLC	Diversified/Conglomerate Service	Senior Secured Second Lien Term loans	12/24/2021	LIBOR + 9.000%, 1.000% Floor	24.00	12/12/2014
Tempel Steel Company	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured First Lien Notes	8/15/2016	12.000%	1.12	4/20/2012
TGI Friday’s Inc.	Personal, Food, and Miscellaneous Services	Senior Secured Second Lien Term loans	6/24/2021	LIBOR + 8.250%, 1.000% Floor	15.00	8/20/2014
Tourico Holidays Inc.	Hotels, Motels, Inns and Gaming	Senior Secured First Lien Term loans	11/5/2018	LIBOR + 7.500%, 1.000% Floor	14.81	11/5/2014
TravelCLICK, Inc.	Hotels, Motels, Inns and Gaming	Senior Secured Second Lien Term Loans	2/19/2019	LIBOR + 7.750%, 1.000% Floor	6.00	5/8/2014
True Religion Apparel, Inc.	Personal and Nondurable Consumer Products (Manufacturing Only)	Senior Secured Second Lien Term Loans	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.00	7/29/2013

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
U.S. Well Services, LLC	Oil and Gas	Warrants	—	—	—	8/16/2012
Valence Surface Technologies, Inc.	Chemicals, Plastics, and Rubber	Senior Secured Second Lien Term Loans	6/13/2019	LIBOR + 5.500%, 1.000% Floor	9.87	6/12/2014
Velocity Pooling Vehicle, LLC	Automobile	Senior Secured Second Lien Term Loans	5/14/2022	LIBOR + 7.250%, 1.000% Floor	20.63	6/3/2014
Vestcom International Inc.	Diversified/Conglomerate Service	Senior Secured Second Lien Term loans	9/30/2022	LIBOR + 7.750%, 1.000% Floor	5.00	9/30/2014
YP LLC	Business Services	Senior Secured First Lien Term loanss	6/4/2018	LIBOR + 6.750%, 1.250% Floor	4.26	2/13/2014
Z Gallerie LLC	Retail Stores	Senior Secured First Lien Term loans	10/8/2020	LIBOR + 6.500%, 1.000% Floor	10.00	10/8/2014

Total					$621.42

*	Reflects the current interest rate as of January 16, 2015